UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D/A

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
               October 14, 2016 to November 14, 2016

     Commission File Number of issuing entity: 333-177354-05
       Central Index Key Number of issuing entity: 0001566544

          UBS-Barclays Commercial Mortgage Trust 2013-C5
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-177354
         Central Index Key Number of depositor: 0001532799

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

          Central Index Key Number of sponsor: 0001541886
                 UBS Real Estate Securities Inc.
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000312070
                        Barclays Bank PLC
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0000040554
              General Electric Capital Corporation
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001089877
                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

          Central Index Key Number of sponsor: 0001548405
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
       (Exact name of sponsor as specified in its charter)

                Alfred Fernandez  (212) 713-3781
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-2050682
                  Upper Tier Remic 46-2060407
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part II - OTHER INFORMATION

Item 9.  Other Information

         Original Form 10-D dated November 22, 2016 is hereby amended to replace the Monthly Report to holders of UBS-Barclays Commercial Mortgage Trust 2013-C5, dated November 14, 2016, which was filed on November 22, 2016 as an exhibit to the Registrant's Current Report on Form 10-D, dated November 22, 2016, with the Revised Monthly Report attached as Exhibit 99.1 to this report.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             (99.1) Revised Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the November 14, 2016 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Schell
Name:  David Schell
Title: Executive Director


/s/ Siho Ham
Name:  Siho Ham
Title: Executive Director

Date:    December 2, 2016


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Revised Monthly Report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the November 14, 2016 distribution.